Bank Loans (Tables)	6 Months Ended
Sep. 30, 2022
Subordinated Borrowings [Abstract]
Schedule of bank loans
	September 30, 2022 (Unaudited)	March 31, 2022

Car loans – current portion	$-	$11,404